UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6839
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2022

Date of reporting period:  December 31, 2021

Item 1. Reports to Stockholders.

(a)

HW Opportunities MP Fund
Semi-Annual Report
DECEMBER 31, 2021

HW OPPORTUNITIES MP FUND

Dear Shareholder:

The following investment review and shareholder report relates to the activities of the HW Opportunities MP Fund for the six months ended December 31, 2021.

Overview
In the six-month period ended December 31, 2021, the S&P 500® Index returned +11.67%. The economic backdrop has been decidedly positive. The US unemployment rate recently declined to 4.2%, its lowest level since the pandemic began. US consumer prices rose at the fastest pace in 40 years, and inflation in most other regions has increased significantly also. This was fueled by a combination of strong demand for goods and labor, with shortages of both. Inflationary pressures appear to be more enduring than many pundits originally believed, particularly due to the tight labor market. The FOMC acknowledged inflation risk in its most recent meeting by taking a more hawkish tone. It signaled an acceleration of its tapering program, and perhaps even a rate hike in the reasonably near future. Earlier in the year, this compromised high flying growth stocks and favored value. We would expect more of this dynamic in 2022, perhaps contingent on pandemic developments. While increased inflation poses risk, higher quality businesses with superior pricing power should be better insulated from these pressures.

The pandemic’s direction has influenced capital markets significantly: decreases in new COVID cases have coincided with higher interest rates across the globe and value outperforming growth, while increases in new cases have coincided with the opposite. Neither inflation nor the pandemic, however, appeared to thwart corporate earnings. Companies were able to defend profit margins despite rising input prices.

There are parallels between today’s equity market and the tech bubble beyond the near-record divergence in value/growth valuations. The 2021 IPO market, if SPACs are included, reached levels not observed since the tech bubble. There are notable differences, however, between the market of today and the early 2000s. For example, we have lower interest rates, less personal and corporate debt, and more government debt. Nonetheless, large segments of today’s equity market exhibit valuations that seem unjustifiable given the lack of underlying profitability. Like the tech bubble period, we view the risks in these corners of the market as high.

We have endured through many different market cycles in the past; this serves as invaluable learning experience as we look forward across all our strategies. We will not be tempted to change our approach because our style goes through stints of being out of favor. We believe that continuous learning and improvement are essential traits of investment success. An unwavering adherence to our core competency is also essential—purchasing quality businesses, with strong balance sheets and astute corporate governance, at considerable discounts to intrinsic value.

HW Opportunities MP Fund
The Fund had a total return of 3.89% for the six-month period ended December 31, 2021 compared to the Russell 3000® Value Index return of 6.54%.

The Fund underperformed the Russell 3000® Value Index over the six-month period ended December 31, 2021, due largely to temporary large cash positions resulting from significant cash flows into the Fund. Security selection was positive in communication services, technology, and industrials. Security selection in consumer discretionary, real estate, and energy detracted from performance, along with the underweight exposure to healthcare. The largest positive contributors to relative performance were AMERCO, F5, Microsoft, Alphabet, and AIG; the largest detractors were Royal Mail, GE, NOV Inc., Discovery, and Seritage Growth Properties.

Sincerely,

George Davis	David Green
Fund Manager	Fund Manager

HW OPPORTUNITIES MP FUND

Fund Information

FUND RISKS
Mutual fund investing involves risk; loss of principal is possible. The Fund is non-diversified and may invest in foreign securities, high yield securities (junk bonds), and derivatives. Value investing style may over time go in and out of favor and the Fund may be negatively impacted. Please read the Fund prospectus for a full list of Fund risks.

MARKET INDEXES
The following are definitions for indexes used in the shareholder letter and the Fund performance data on the following page. These indexes are unmanaged and include the reinvestment of dividends, but do not reflect the payment of transaction costs and advisory and other fees associated with an investment in the Fund. The securities that comprise these indexes may differ substantially from the securities in the Fund’s portfolio. The Fund’s value disciplines may prevent or restrict investments in the benchmark indexes. It is not possible to invest directly in an index. Each index named is not the only index which may be used to characterize performance of the Fund and other indexes may portray different comparative performance.

S&P 500® Index, a capital weighted, unmanaged index, represents the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

Russell 3000® Value Index measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.

DISCLOSURE
Past performance does not guarantee future results. Short term performance in particular is not a good indication of the Fund’s future performance and an investment should not be made based solely on returns.

The shareholder letter reflects opinions of the Fund manager as of December 31, 2021. It is subject to change and any forecasts made cannot be guaranteed. The Fund might not continue to hold any securities mentioned and has no obligation to disclose purchases or sales in these securities. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings for December 31, 2021.

Indexes do not incur expenses or sales loads and are not available for investment.

A special purposes acquisition company (SPAC) raises capital through an initial public offering (IPO) for the purpose of acquiring or merging with an existing company.

HW OPPORTUNITIES MP FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) – As of December 31, 2021

	One Year	Since Inception(1)
HW Opportunities MP Fund	34.15%	33.81%
Russell 3000 Value Total Return(2)	25.37%	26.86%

(1)	December 30, 2020.
(2)	The Russell 3000 Value Total Return Index measures the performance of those Russell 3,000 companies with lower price-to-book ratios and lower forecasted growth values.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Investment return and principal value of the fund will fluctuate, and shares may be worth more or less than their original cost when redeemed. For performance current to most recent month end, please call 1-888-458-1963. Gross expense ratio as of the current prospectus dated 10/30/21 is 45.41%.

HW OPPORTUNITIES MP FUND

Schedule of Investments (Unaudited)
December 31, 2021

		Percent of
Geographic Breakdown (% of net assets)	Largest Equity Holdings	Net Assets

	Alphabet, Inc., Class A	10.66%
	Stagwell, Inc.	7.54%
	Royal Mail plc	6.23%
	Babcock International Group plc	5.79%
	Rothschild & Company	4.88%
	F5, Inc.	4.21%
	General Electric Company	3.67%
	Microsoft Corporation	3.20%
	Berkshire Hathaway, Inc.	2.99%
	Capricorn Energy plc	2.86%

	Shares
	Held	Value
COMMON STOCKS – 98.12%

COMMUNICATION SERVICES – 21.70%

Interactive Media & Services – 10.66%
Alphabet, Inc., Class A (a)	961	$2,784,055

Media – 10.22%
Discovery, Inc., Class C (a)	17,800	407,620
News Corporation, Class A	13,089	292,016
Stagwell, Inc. (a)	226,980	1,967,916
		2,667,552
Wireless Telecommunication Services – 0.82%
Vodafone Group plc – ADR	14,280	213,200
TOTAL COMMUNICATION SERVICES		5,664,807

CONSUMER DISCRETIONARY – 5.18%

Automobiles – 1.73%
General Motors Company (a)	7,710	452,037

Internet & Catalog Retail – 1.75%
Points International Ltd. – ADR (a)	29,600	458,209

Internet & Direct Marketing Retail – 0.86%
Redbubble Ltd. (a)	94,900	225,640

HW OPPORTUNITIES MP FUND

Schedule of Investments (Unaudited) – Continued
December 31, 2021

	Shares
	Held	Value
COMMON STOCKS – 98.12% (Continued)

CONSUMER DISCRETIONARY – 5.18% (Continued)

Specialty Retail – 0.84%
The ODP Corporation (a)	5,597	$219,850
TOTAL CONSUMER DISCRETIONARY		1,355,736

CONSUMER STAPLES – 0.83%

Tobacco – 0.83%
Philip Morris International, Inc.	2,270	215,650
TOTAL CONSUMER STAPLES		215,650

ENERGY – 14.16%

Energy Equipment & Services – 3.75%
Expro Group Holdings NV (a)	17,621	252,861
McDermott International Ltd. (a)	153,600	62,976
NOV, Inc.	49,020	664,221
		980,058
Oil, Gas & Consumable Fuels – 10.41%
Berry Corporation	44,900	378,058
Capricorn Energy plc	289,592	747,433
Equitrans Midstream Corporation	8,660	89,544
Hess Corporation	3,269	242,004
Kosmos Energy Ltd. (a)	104,400	361,224
Range Resources Corporation (a)	37,870	675,222
Royal Dutch Shell plc – ADR	5,148	223,423
		2,716,908
TOTAL ENERGY		3,696,966

FINANCIALS – 20.91%

Banks – 4.29%
Citigroup, Inc.	6,943	419,288
Popular, Inc.	1,620	132,905
Wells Fargo & Company	11,860	569,042
		1,121,235
Capital Markets – 9.69%
Credit Suisse Group AG – ADR	62,890	606,260
The Goldman Sachs Group, Inc.	1,025	392,114

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Schedule of Investments (Unaudited) – Continued
December 31, 2021

	Shares
	Held	Value
COMMON STOCKS – 98.12% (Continued)

FINANCIALS – 20.91% (Continued)

Capital Markets – 9.69% (Continued)
Rothschild & Company	27,700	$1,273,062
State Street Corporation	2,780	258,540
		2,529,976
Consumer Finance – 2.83%
SLM Corporation	37,508	737,782

Diversified Financial Services – 2.99%
Berkshire Hathaway, Inc., Class B (a)	2,610	780,390

Insurance – 1.11%
American International Group, Inc.	4,400	250,184
Global Indemnity Group LLC, Class A	1,554	39,052
		289,236
TOTAL FINANCIALS		5,458,619

HEALTH CARE – 2.10%

Health Care Equipment & Supplies – 0.99%
Medtronic plc	2,500	258,625

Health Care Providers & Services – 1.11%
CVS Health Corporation	2,800	288,848
TOTAL HEALTH CARE		547,473

INDUSTRIALS – 16.54%

Aerospace & Defense – 5.79%
Babcock International Group plc (a)	349,070	1,511,793

Air Freight & Logistics – 6.23%
Royal Mail plc	237,350	1,627,320

Construction & Engineering – 0.68%
Fluor Corporation (a)	7,178	177,799

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Schedule of Investments (Unaudited) – Continued
December 31, 2021

	Shares
	Held	Value
COMMON STOCKS – 98.12% (Continued)

INDUSTRIALS – 16.54% (Continued)

Industrial Conglomerates – 3.67%
General Electric Company	10,135	$957,453

Professional Services – 0.17%
Hudson Global, Inc. (a)	1,520	43,806
TOTAL INDUSTRIALS		4,318,171

INFORMATION TECHNOLOGY – 15.71%

Communications Equipment – 6.72%
F5, Inc. (a)	4,487	1,098,013
Telefonaktiebolaget LM Ericsson – ADR	60,500	657,635
		1,755,648
Electronic Equipment, Instruments & Components – 2.04%
Arrow Electronics, Inc. (a)	3,970	533,052

IT Services – 1.57%
Euronet Worldwide, Inc. (a)	3,450	411,137

Software – 5.38%
Microsoft Corporation	2,484	835,419
Oracle Corporation	3,400	296,514
Telos Corporation (a)	17,700	272,934
		1,404,867
TOTAL INFORMATION TECHNOLOGY		4,104,704

REAL ESTATE – 0.99%

Equity Real Estate Investment Trusts – 0.99%
Seritage Growth Properties, Class A (a)	19,395	257,372
TOTAL REAL ESTATE		257,372
Total Common Stocks (Cost $25,418,971)		25,619,498

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Schedule of Investments (Unaudited) – Continued
December 31, 2021

	Shares
	Held	Value
PREFERRED STOCKS – 0.32%

FINANCIALS – 0.32%

Thrifts & Mortgage Finance – 0.32%
Federal Home Loan Mortgage Corporation, Series Z (a)(b)	28,660	$82,254
8.375%, Perpetual
Federal Home Loan Mortgage Corporation, Series S (a)	40	170
0.000%, Perpetual
Federal Home Loan Mortgage Corporation, Series N (a)	300	1,077
0.000%, Perpetual
Federal Home Loan Mortgage Corporation, Series K (a)	70	294
5.790%, Perpetual
TOTAL FINANCIALS		83,795
Total Preferred Stocks (Cost $50,236)		83,795
Total Long-Term Investments (Cost $25,469,207)		25,703,293

SHORT-TERM INVESTMENTS – 0.32%

MONEY MARKET FUND – 0.32%
First American Government Obligations Fund, Class X, 0.03% (b)	83,716	83,716
Total Short-Term Investments (Cost $83,716)		83,716

Total investments – 98.76% (Cost $25,552,923)		25,787,009
Other assets in excess of liabilities – 1.24%		323,082
Net assets – 100.00%		$26,110,091

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of December 31, 2021.

ADR – American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Statement of Assets and Liabilities (Unaudited)
December 31, 2021

ASSETS:
Long-term investments, at value (Cost $25,469,207)	$25,703,293
Short-term investments (Cost $83,716)	83,716
Dividends and interest receivable	80,292
Receivable for investments sold	384,974
Receivable from Advisor	49,177
Prepaid expenses and other receivables	23,507
Total assets	26,324,959

LIABILITIES:
Payable for investments purchased	175,326
Payable for custodian fees	1,803
Payable for fund administration and fund accounting fees	17,530
Payable for transfer agent fees and expenses	2,340
Payable for compliance fees	2,562
Accrued expenses and other liabilities	15,307
Total liabilities	214,868

NET ASSETS	$26,110,091

NET ASSETS CONSISTS OF:
Paid-in capital	$25,638,292
Total distributable earnings	471,799
Net assets	$26,110,091

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets	$26,110,091
Shares issued and outstanding(1)	1,975,806
Net asset value, offering and redemption price per share	$13.21

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Statement of Operations (Unaudited)
For the Six Months Ended December 31, 2021

INVESTMENT INCOME:
Dividend income (net of foreign withholding taxes of ($4,207)	$136,885
Interest income	84
Total income	136,969

EXPENSES:
Fund administration and fund accounting fees (See Note 3)	50,941
Federal and state registration fees	22,039
Transfer agent fees and expenses (See Note 3)	13,623
Legal fees	12,927
Audit fees	10,586
Compliance fees (See Note 3)	7,561
Custodian fees (See Note 3)	7,261
Trustees’ fees (See Note 3)	6,617
Reports to shareholders	1,252
Other expenses	2,904
Total expenses	135,711
Less: Expense reimbursement by Advisor (See Note 3)	(135,711)
Net expenses	—
NET INVESTMENT INCOME	136,969

REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	321,401
Foreign currency transactions	1,307
Futures contracts	30,976
Net realized gains	353,684
Net change in unrealized appreciation (depreciation) on:
Investments	156,327
Foreign currency translation	857
Net change in unrealized appreciation	157,184
Net realized and change in unrealized gain on investments	510,868
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$647,837

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Statements of Changes in Net Assets

	Six Months Ended
	December 31, 2021	Period Ended
	(Unaudited)	June 30, 2021(1)
OPERATIONS:
Net investment income	$136,969	$5,441
Net realized gains on investments
and foreign currency transactions	353,684	47,560
Change in unrealized appreciation on
investments and foreign currency translation	157,184	77,748
Net increase in net assets resulting from operations	647,837	130,749

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders
From net income	(138,995)	—
From realized gains	(167,792)	—
Total distributions to shareholders	(306,787)	—

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting
from capital share transactions(2)	25,138,292	500,000

NET INCREASE IN NET ASSETS	25,479,342	630,749

NET ASSETS:
Beginning of period	630,749	—
End of period	$26,110,091	$630,749

(1)	Inception date of the Fund was December 30, 2020.
(2)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:

	For the Six Months Ended
	December 31, 2021		For the Period Ended
	(Unaudited)		June 30, 2021(1)
	Shares	Amount	Shares	Amount
Issued	1,948,593	$25,417,540	48,903	$500,000
Issued to holders in
reinvestment of dividends	652	8,567	—	—
Redeemed	(22,342)	(287,815)	—	—
Net increase in shares outstanding	1,926,903	$25,138,292	48,903	$500,000

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Financial Highlights

	Six Months Ended	For the period
	December 31, 2021	Inception through
	(Unaudited)	June 30, 2021(1)
PER SHARE DATA(2):
Net asset value, beginning of period	$12.90	$10.00

INVESTMENT OPERATIONS:
Net investment income(3)	0.12	0.12
Net realized and unrealized gain on investments	0.38	2.78
Total from investment operations	0.50	2.90

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	—
Net realized gains	(0.10)	—
Total distributions	(0.19)	—
Net asset value, end of period	$13.21	$12.90

TOTAL RETURN(4)	3.89%	29.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$26,110	$631
Ratio of gross expenses to average net assets:
Before expense reimbursement(5)	1.78%	45.41%
After expense reimbursement(5)	0.00%	0.00%
Ratio of net investment income to average net assets(5)	1.79%	2.02%
Portfolio turnover rate(4)(6)	30%	57%

(1)	Inception date of the Fund was December 30, 2020.
(2)	For a Fund share outstanding for the period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited)
December 31, 2021

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The HW Opportunities MP Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Hotchkis & Wiley Capital Management LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing and operation services to the Fund. The primary investment objective of the Fund is to provide capital appreciation.

The Fund commenced operations on December 30, 2020. Organizational costs consist of costs incurred to establish the Fund and enable it to legally do business. These expenses were borne by the Adviser and are not subject to reimbursement by the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services — Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

Shareholders should be aware that the Fund pays no fees under its management and advisory agreements to the Fund’s adviser. However, Fund shares are only offered to participants in separately managed account programs who pay fees to program sponsors for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to an investment strategy managed or advised by the Fund’s adviser, the adviser typically receives a fee from the program sponsor for providing such management or advisory services to the managed account, including with respect to assets that may be invested in the Fund. In certain cases, a program participant will pay a fee for investment advice directly to the adviser in its capacity as manager to the participant’s managed account.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2021

does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a futures contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 1 or Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2021

various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of December 31, 2021:

Investments at Fair Value(1)	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$20,234,251	$5,385,247	$—	$25,619,498
Preferred Stocks	83,795	—	—	83,795
Short-Term Investments	83,716	—	—	83,716
	$20,401,762	$5,385,247	$—	$25,787,009

(1)	Please refer to the Schedules of Investments to view securities segregated by sector and industry type.

During the period ended December 31, 2021, the fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

B.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year- end, resulting from changes in exchange rates.

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2021

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

C.  Futures Contracts – The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index and fixed income futures contracts. The Fund may enter into futures contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract). Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments. Refer to Note 2 A. for a pricing description. Refer to Note 2 K. for further derivative disclosures, and Note 2 I. for further counterparty risk disclosure.

D.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short- term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

E.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

F.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

G.  Allocation of Trust Expenses – Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

H.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2021

I.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options and futures contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options and futures against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

J.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

K.  Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended December 31, 2021, the Fund’s average derivative volume is described below:

	Monthly Average	Monthly Average
	Quantity	Notional Value
Short Future Contracts	5	281,250

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2021:

	Net Realized Gain (Loss) on Derivatives

	Futures
Derivatives	Contracts	Total
Futures Contracts	$30,976	$30,976
Total	$30,976	$30,976

	Net Change in Unrealized
	Appreciation/(Depreciation) on Derivatives

	Futures
Derivatives	Contracts	Total
Futures Contracts	$—	$—
Total	$—	$—

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2021

L.  Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser does not charge a management fee for advisory services to the Fund. However, the Fund is an integral part of separately managed account programs, and the Adviser and its affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

The Fund’s Adviser has contractually agreed in an Operating Expenses Limitation Agreement to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding any acquired fund fees and expenses, front-end or contingent deferred loads, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) do not exceed 0.00% of the Fund’s average daily net assets. All fees waived during the year were contractual and not subject to recoupment by the Advisor. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Adviser.

Fund Services acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended December 31, 2021, are disclosed in the Statement of Operations.

Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended December 31, 2021, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2021

income tax expense in the Statement of Operations. There were none for the current year. The Fund is subject to examination by taxing authorities for the tax period since the commencement of operations. As of June 30, 2021, the components of distributable earnings on a tax basis were:

Tax cost of investments*	$557,925
Gross unrealized appreciation	$98,482
Gross unrealized depreciation	(21,664)
Net unrealized depreciation	76,818
Undistributed ordinary income	53,931
Undistributed long-term capital gain	—
Other accumulated loss	—
Total distributable earnings	$130,749

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

As of June 30, 2021, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable period ended June 30, 2021, the Fund does not plan to defer any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

The tax character of distributions paid for the period ended December 31, 2021 were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
2021	$303,736	$3,051	$306,787

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended December 31, 2021, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	4,395,715	29,006,318

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2021

6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2021, Merrill Lynch Pierce Fenner & Smith for the benefit of their customers own 97.7% of the outstanding shares of the Fund.

7.  COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

8.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and there were no additional subsequent events to report that would have a material impact on the Fund’s financial statements and notes to the financial statements.

HW OPPORTUNITIES MP FUND

Expense Example (Unaudited)
December 31, 2021

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

	Annualized Net	Beginning	Ending	Expenses Paid
	Expense Ratio	Account Value	Account Value	During Period(1)
	(12/31/2021)	(7/1/2021)	(12/31/2021)	(7/1/2021 to 12/31/2021)
Actual(2)	0.00%	$1,000.00	$1,038.90	$0.00
Hypothetical
(5% annual return before expenses)	0.00%	$1,000.00	$1,025.21	$0.00

(1)	Expense are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 184/365 to reflect its inception period.
(2)	Based on the actual returns for the period from July 1, 2021 through December 31, 2021, of 3.89%.

HW OPPORTUNITIES MP FUND

Statement Regarding Liquidity Risk Management Program
December 31, 2021

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Series Portfolios Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, Hotchkis and Wiley Capital Management, LLC (the “Adviser”), the investment adviser to the HW Opportunities MP Fund (the “Fund”), a series of the Trust, has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Adviser Program”). The Adviser Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board of Trustees (the “Board”) of the Trust has approved the Adviser as the administrator for the Adviser Program (the “Program Administrator”). The Program Administrator has further delegated administration of the Adviser Program to its Liquidity Risk Management and Valuation Committee. The Program Administrator is required to provide a written annual report to the Board and the Trust’s chief compliance officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of the Fund’s highly liquid investment minimum, if applicable, and any material changes to the Adviser Program.

On October 22, 2021, the Board reviewed the Program Administrator’s written annual report for the period December 30, 2020 through May 31, 2021 (the “Report”). The Report provided an assessment of the Fund’s liquidity risk: the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator has retained ICE Data Services, Inc., a third-party vendor, to provide portfolio investment classification services, and the Report noted that the Fund primarily held investments that were classified as highly liquid during the review period. The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate and the Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Adviser Program during the review period.

The Program Administrator determined that each Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

HW OPPORTUNITIES MP FUND

Additional Information (Unaudited)
December 31, 2021

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-888-458-1963.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-458-1963. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-888-458-1963, or (2) on the SEC’s website at www.sec.gov.

HW OPPORTUNITIES MP FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Hotchkis & Wiley Capital Management, LLC
601 South Figueroa Street, 39th Floor
Los Angeles, CA 90017

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street NW
Washington, DC 20036

This report is for the information of shareholders of the HW Opportunities MP Fund, but may also be used as sales literature when preceded or accompanied by a current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)     /s/Ryan L. Roell
Ryan L. Roell, President

Date   March 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan L. Roell
Ryan L. Roell, President

Date    March 9, 2022

By (Signature and Title)      /s/Cullen O. Small
Cullen O. Small, Treasurer

Date    March 9, 2022